Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-cash Transactions [Abstract]
Distribution of LTIP with treasury shares	R$ 0	R$ 0
Transfer of POS from inventory to property and equipment	0	0	R$ (42,429)
Property and equipment acquired through lease	15,016	79,031	0
MTM of financial investments	271	(278)	(28)
Unpaid consideration for acquisition	8,896	68,701	1,961
Income taxes on the fair value of acquired assets	32,748	0	0
Unpaid consideration for acquisition of non-controlling shares	R$ 0	R$ 0	R$ 1,574